Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity	Equity
a.Capital
On January 13, 2021, the Company carried out a share split of 117:1 (one hundred and seventeen for one). As a result, the share capital previously represented by 1,000,000 common shares, with a par value of US$ 0.001 each, totaling US$ 1 (one thousand dollars) was increased to 117,000,000 common shares. The share split has been applied retrospectively to all figures in the consolidated financial statements and notes regarding the number of shares and per share data as if the share split had been in effect for all years presented.
The Company’s Memorandum and Articles of Association (“Articles of Association”) authorizes the issuance of up to US$100,000, consisting of 1,000,000,000 shares of par value US$0.0001. Of those authorized shares, (i) 500,000,000 are designated as Class A common shares, (ii) 250,000,000 are designated as Class B common shares, and (iii) 250,000,000 are undesignated as yet and may be issued as common shares or shares with preferred rights. Class B common shares are entitled to 10 votes per share and Class A common shares are entitled to one vote per share.
The Company currently has a total of 148,253,938 common shares issued and outstanding, of which 55,308,508 are Class A common shares and 92,945,430 are Class B common shares.
Conversion
The outstanding Class B common shares are convertible at any time as follows: (1) at the option of the holder, a Class B common share may be converted at any time into one Class A common share or (2) upon the election of the holders of a majority of the then-outstanding Class B common shares, all outstanding Class B common shares may be converted into a like number of Class A common shares. In addition, each Class B common share will convert automatically into one Class A common share upon any transfer, whether or not for value, except for certain transfers described in the Articles of Association. Furthermore, each Class B common share will convert automatically into one Class A common share and no Class B common shares will be issued thereafter if, at any time, the total number of the issued and outstanding Class B common shares is less than 10% of the total number of shares outstanding.
Restrictions on transfer
Each of Patria Holdings Limited shareholders (which include entities beneficially owned by the founders of the Company and certain directors and executive officers) have agreed to lock-up restrictions on the sale of shares in Patria Holdings Limited for a period of five years from the consummation of the IPO, except for lock-up restrictions applicable to shares beneficially owned by certain key management, which terminates in 2024. Any exception to these restrictions would require an amendment or waiver of such limitations among the shareholders of Patria Holdings Limited.
As part of the Moneda business combination, Moneda’s former partners have entered into a Moneda Lock-Up Agreement restricting them from selling any shares held by them, disclosing their intention to sell any shares held by them, converting Class B common shares into Class A common shares, entering into any derivative transactions or making any demand for the registration of any shares held by them. These restrictions are in place from the fifth anniversary of the Moneda acquisition's closing date until the earlier of (a) the Moneda former partner's termination of employment with the Group or its affiliates, and (b) the 60th day after the expiration of the relevant tax statute of limitations for 50% of the relevant collateral shares.
As of December 31, 2023 and December 31, 2022, the issued share capital was distributed as follows:

	2023		2022
	Shares	Capital (US$)	Shares	Capital (US$)

Total	148,253,938	14,826	147,192,930	14,720
Class A	55,308,508	5,531	54,247,500	5,425
Class B	92,945,430	9,295	92,945,430	9,295
b.Additional paid-in capital
The Additional Paid-in Capital amounts recorded as of December 31, 2023 and December 31, 2022 are presented below:

	2023	2022

Class A	314,592	299,078
Class B	186,102	186,102
Total	500,694	485,180
On June 15, 2023, the Company issued 682,741 Class A common shares (US$ 10.1 million) in part settlement of the Kamaroopin acquisition. On November 30, 2023, the Company issued 378,267 Class A common shares in part settlement of the Igah acquisition (US$ 5.4 million).
c.Dividends
Dividends are declared and paid to the Company’s shareholders on a pro-rata basis.
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2023, 2022 and 2021 were:

Shareholder	2023		2022		2021
		US$*		US$*		US$*

Class A	53,687	0.9840	38,082	0.7020	38,462	0.7090
Class B	91,458	0.9840	65,247	0.7020	58,067	0.6247
Total	145,145	0.9840	103,329	0.7020	96,529	0.6558

(*)Per thousand shares after share split, see note 28(a).
Prior to the IPO, dividends were paid on a disproportional basis using a predetermined formula that considered adjusted net income and other adjustments agreed by the shareholders in the Group’s previous shareholders agreement valid at that time. For the years ended December 31, 2023, December 31, 2022, and December 31, 2021 (post the IPO) dividends were declared and paid to shareholders on a pro-rata basis.
d.Share based incentive plan
The equity incentive programs under the long-term incentive plan (“LTIP”) are restricted share plans in which eligible participants includes members of the Group’s management and its employees. Beneficiaries under the equity incentive programs, are granted rights to shares based on certain criteria (time and performance vesting conditions). The final eligibility of any beneficiary to participate in the LTIP is determined by the LTIP Committee.
The LTIP was approved and launched on November 28, 2022. From 2022 going forward a maximum of 600,000 shares can be granted from the LTIP. As of December 31, 2023, Grants A and B disclosed below has been granted from the LTIP.
Grant A
Grant A was provided to eligible participants commencing from January 2022 in accordance with the terms of the LTIP.
The defined maximum number of shares under Grant A should not exceed 101,408 (84,506 Performance Restricted Units (“PSUs”) were granted to eligible participants under Grant A and the remaining 16,902 PSUs might be issued subject to the boost grant requirements being met.)
Grant B
Grant B was provided to eligible participants commencing from January 2023 in accordance with the terms of the LTIP.
The defined maximum number of shares under Grant B should not exceed 357,132 (297,610 Performance Restricted Units (“PSUs”) were granted to eligible participants under Grant B and the remaining 59,522 PSUs might be issued, subject to the boost grant requirements being met.)
IPO Grant
The IPO Grant was subject to the completion of the IPO registration and approved by the board of director’s meeting on May 19, 2021 and is closed to new participants. The IPO grant mirrors the vesting conditions of Grant A, excluding the commencement date and share price on grant date used for measuring achievement of time and vesting conditions.
The defined maximum number of shares under the IPO grant should not exceed 410,115 (289,183 PSUs were granted and the remaining 120,932 PSUs might be issued subject to the boost grant requirements being met.
The table below reflects the PSU activity for the years ending December 31, 2023, 2022 and 2021.

	IPO Grant	Grant A	Grant B
	Number of PSUs (in thousands)

Outstanding December 31, 2020	—	—	—
Granted	289	—	—
Forfeited	(79)	—	—
Outstanding December 31, 2021	210	—	—
Granted	—	85	—
Forfeited	(26)	—	—
Outstanding December 31, 2022	184	85	—
Granted	—	—	298
Forfeited	(53)	—	(1)
Outstanding December 31, 2023	131	85	297
No shares were exercised, expired or vested during the period. Refer to note 22 for expenses incurred for the years ending December 31, 2023, 2022 and 2021 (US$1,465, US$731 and US$764 respectively).

	Amount (US$)
Description	2023	2022	2021

Capital Reserves	2960	1465	764
Share based incentive plan expenses for the year ending December 31	1465	731	764
The intention of the Committee as of December 31, 2023 was to settle any future vesting through delivery of Class A common shares to participants.

LTIP	Grant date	Weighted-average fair value

IPO grant	January 22, 2021	US$ 15.95
Grant A	December 1, 2022	US$ 9.15
Grant B	January 22, 2023	US$ 10.76
The original weighted-average fair value of PSU shares was determined on the grant date and calculated based on the Monte Carlo simulation model, which incorporates the effects of the performance conditions on the fair value. Dividends were not considered separately in the model since the participants are compensated with more shares when dividends are distributed during the vesting period and because the Total Shareholder Return (“TSR”) performance condition already considers dividends distributed as part of the calculation.
e.Earnings per share (basic and diluted)
Basic earnings per share have been calculated based on the Group's consolidated net income for the year attributable to the holders of the Company’s common shares.
Share based incentive plan
The dilutive effect of the equity incentive programs is dependent on whether vesting conditions are deemed to be met as of the reporting date. As of December 31, 2023, only Grant B had met the TSR performance condition and the weighted average impact (approx. 280,000 shares) was included as part of calculated diluted earnings per share. As of December 31, 2022 the TSR performance condition was not met.
Moneda
The Group has assessed the potential dilution on earnings per thousand shares based on issuing Class A common shares rather than cash to potentially settle any contingent consideration payable to Moneda at the end of the contingency period. Events to satisfy the net revenue growth and net income margin conditions related to the contingent consideration have not yet occurred.
On December 4, 2023 an amendment to the Moneda transaction purchase agreements was executed with Moneda’s former partners who are currently employees of the Group to settle the first installment of deferred consideration with equity compensation through issuance of the Company’s Class A common shares (note 20(b)(i). On January 10, 2024, 1.88 million Class A common shares were issued. The weighted average impact of the issuance since the agreed amendment (approximately 140,000 shares) has been included in the basic earnings per thousand shares below.
VBI
The Group further assessed the potential dilution on earnings per thousand shares based on issuing Class A common shares to acquire the non-controlling interest of VBI per the VBI call option (note 12(d) to be settled in a combination of cash consideration and Class A common shares (the equity portion of consideration will be a maximum of 50% of the total value). Call options on the shares held by non-controlling shareholders have been excluded from the calculation of diluted earnings per share as their inclusion would be anti-dilutive for years ending December 31, 2023 and 2022. The VBI call option could potentially dilute basic earnings per share in the future.
Igah
The basic weighted average number of shares includes the impact of equity consideration from the number of Class A common shares (December 31, 2023: 379,825 shares and weighted average impact from acquisition date to December 31, 2022: approximately 29,800 shares) issued on November 30, 2023, 12 months after the acquisition of Igah and included within the basic weighted average number of shares from January 1, 2023 due to the passage of time being the only requirement. 379,825 Class A common shares were issued on November 30, 2023 and the weighted average impact from acquisition date to December, 2022 was approximately 29,800 shares.
The impact from Igah Option arrangements to be settled in Class A common shares was excluded from the calculated diluted earnings per share as their inclusion would be anti-dilutive and conditions to exercise the options have not been satisfied as of reporting date.
Kamaroopin
The basic weighted average number of shares is adjusted to include the weighted average impact (approximately 495,175 shares) from the business combination completed in stages with Kamaroopin (as disclosed in note 28(a) and 29(a)).
Employee-profit sharing
As disclosed under note 15(a) certain employees eligible to receive their employee-profit sharing awards for the year ending December 31, 2023 were settled with the Company’s Class A common shares. As the shares vest on receipt of the equity compensation, settled in February 2024, the weighted average impact of the estimated number of shares to be issued were adjusted to include in the diluted weighted average number of shares (approximately 192,000 shares).
There are no further outstanding financial instruments or agreements convertible into potentially dilutive common shares in the reporting years.

	2023	2022	2021

Net income for the year attributable to the Owners of the Company	118,400	92,957	122,476
Basic weighted average number of shares	148,207,379	147,221,698	135,983,968
Basic earnings per thousand shares	0.79888	0.63141	0.90066
Diluted weighted average number of shares	148,679,965	147,226,334	135,983,968
Diluted earnings per thousand shares	0.79634	0.63139	0.90066
f.Cumulative Translation Adjustments
The Company translates the financial information of its subsidiaries from their functional currency to U.S. dollars, which is the Company’s and the Group’s presentation currency. The effects of the translation are accounted for and presented on Equity under the caption “Cumulative Translation Adjustments”.
g.Non-controlling interests
As of December 31, 2023, the Group had two subsidiaries with non-controlling interests per the table below. As of December 31, 2022, the Group had one subsidiary with non-controlling interests.

		Equity(*)			Income (Loss) (*)
	Interest	2023	2022	2021	2023	2022	2021

Non-controlling interest in Patria Investimentos Ltda	49%	—	—	—	—	—	(1,285)
Non-controlling interest in VBI Real Estate Gestão de Carteiras S.A.	50%	(37,564)	(39,330)	—	2,128	1,147	—
Non-controlling interest in Patria Asset Management	49.26%	16,417	—	—	287	—	—

*From June 1, 2021 Patria Investments Limited holds 100% of Patria Investimentos Ltda.
Set below is summarized financial information for the VBI subsidiary that has non-controlling interests. The amounts disclosed are before inter-company eliminations.

Summarized Condensed Consolidated Statement of Financial Position	VBI		PAM
	December 31, 2023	December 31, 2022	December 31, 2023

Current assets	8,142	6,647	6,867
Current liabilities	(8,285)	(3,703)	(1,364)
Current net assets	(143)	2,944	5,503

Non-current assets	26,613	27,425	16,317
Non-current liabilities	(614)	(605)	(57)
Non-current net assets	25,999	26,820	16,260

Net assets	25,856	29,764	21,763

	VBI	Allocated to NCI	PAM	Allocated to NCI
	12 month period ended December 31, 2023		2 month Period between November 1, 2023 and December 31, 2023
Summarized Condensed Income Statement	2023		2023

Net revenue from services
Revenue from management fees	12,686	6,343	1,993	977
Revenue from performance fees	1,132	566	—	—
Taxes on revenue	(810)	(405)	—	—

Personnel expenses	(3,070)	(1,535)	(742)	(364)
Amortization of intangible assets	(1,870)	(935)	—	—
General and administrative expenses	(1,892)	(946)	(179)	(88)
Share of profits of associates	(222)	(111)	—	—
Other income/(expenses)	(6)	(3)	(151)	(74)
Net financial income/(expenses)	(148)	(74)	(25)	(12)

Income before income tax	5,800	2,900	896	439

Income taxes	(1,544)	(772)	(310)	(152)
Current	(1,460)	(730)	(293)	(144)
Deferred	(84)	(42)	(17)	(8)
Net income for the period	4,256	2,128	586	287

	VBI	Allocated to NCI
	6 month period between July 1, 2022 and December 31, 2022	6 month period between July 1, 2022 and December 31, 2022
Summarized Condensed Income Statement	2022

Net revenue from services	5,406	2,703
Revenue from management fees	5,858	2,929
Taxes on revenue	(452)	(226)

Personnel expenses	(1,008)	(504)
Amortization of intangible assets	(630)	(315)
General and administrative expenses	(766)	(383)
Share of profits of associates	(125)	(63)
Net financial income/(expenses)	125	63

Income before income tax	3,002	1,501

Income taxes	(708)	(354)
Current	(608)	(304)
Deferred	(100)	(50)
Net income for the period	2,294	1,147
Other comprehensive income	—	1,284
Total comprehensive income	2,294	2,431

	VBI – Non-controlling interest	PAM – Non-controlling interest

Balance at December 31, 2021	—	—

Net assets and proportion of share of identifiable assets on acquisition	13,729	—
Net income since acquisition	1,147	—
Gross obligation under put option	(55,490)	—
Cumulative translation adjustment	1,284	—
Balance at December 31, 2022	(39,330)	—

Net income for the period	2,128	287
Dividends declared (a)	(3,663)	—
Capital contributions (b)	4,743	—
Net assets and proportion of share of identifiable assets on acquisition	—	15,147
Cumulative translation adjustment	(1,442)	983

Balance at December 31, 2023	(37,564)	16,417

(a)During the year, subsidiary VBI completed several acquisitions as part of the Group’s strategic growth plan. To finance these acquisitions, capital contributions were made by the non-controlling interests. These contributions represent the proportionate share of the acquisition cost that is attributable to the non-controlling interests. The capital contributions have been accounted for as an increase in equity attributable to non-controlling interests.
(b)The dividends declared to non-controlling interests represent the share of the subsidiary’s profits that are distributed to the shareholders who hold the non-controlling interests. These dividends are accounted for as a decrease in equity attributable to non-controlling interests.
Gross obligation – non-controlling interest
The VBI business combination includes a VBI put option arrangement related to the non-controlling interest of VBI as disclosed in notes 12 (d) and 29. The amounts payable under the option arrangement are recognized as a financial instrument reflecting the present value of the expected gross obligation payable under the VBI put option and included under non-controlling interest in the Consolidated Statement of Changes in Equity.
As of December 31, 2023, the gross obligation had a present value of US$ 79 million (December 31, 2022: US$ 65.5 million with acquisition date present value of US$ 60.9 million). The value of the premium received from non-controlling interest shareholders for the VBI put option amounted to US$ 5.4 million resulting in US$ 55.5 million recorded within non-controlling interest.